Note Payable - Eyston Company Ltd. (Details)		9 Months Ended	12 Months Ended
	Apr. 19, 2020 USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020 USD ($)
Note Payable - Eyston Company Ltd.
Spread on variable interest rate (as a percent)		2.00%
Effective interest rate (as a percent)		5.25%
Prime Rate
Note Payable - Eyston Company Ltd.
Spread on variable interest rate (as a percent)		2.00%
Unsecured long-term interest only note payable
Note Payable - Eyston Company Ltd.
Trade accounts payable converted to an unsecured long-term note payable	$ 1,081,440			$ 1,081,440
Effective interest rate (as a percent)		5.25%		5.25%
Principal balance due and payable	$ 1,081,440
Unsecured long-term interest only note payable | Prime Rate
Note Payable - Eyston Company Ltd.
Spread on variable interest rate (as a percent)	2.00%			2.00%
Hong Kong Joint Venture | Disposed by sale
Note Payable - Eyston Company Ltd.
Ownership interest disposed			50	50